CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Assets, Current [Abstract]
Cash and Cash Equivalents	$ 176,206	1,093,285	530,536
Short-term investments	82,781	513,621	55,780
Accounts receivable (net of allowance for doubtful accounts of RMB72 and RMB3,230 (US$521) as of December 31, 2013 and 2014, respectively)	41,960	260,347	100,428
Prepayments and other current assets	29,015	180,029	63,037
Due from related parties	7,022	43,570	12,868
Deferred tax assets	434	2,693	1,913
Total current assets	337,418	2,093,545	764,562
Non-current assets
Property and equipment, net	7,399	45,905	31,326
Intangible assets, net	32,172	199,616	32,850
Goodwill	42,177	261,686	52,819
Long-term investments	54,612	338,842	12,054
Deferred tax assets	1,029	6,384	7,178
Other non-current assets	8,896	55,197	8,804
Total non-current assets	146,285	907,630	145,031
Total assets	483,703	3,001,175	909,593
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB107,774 and RMB179,313 (US$28,901) as of December 31, 2013 and 2014, respectively) (note 1)
Accounts payable	9,959	61,793	23,439
Accrued expenses and other current liabilities	77,635	481,694	181,551
Redemption right liabilities	84	520	5,711
Deferred revenue	7,121	44,180	7,840
Due to related parties	4,817	29,885	31,893
Income tax payable	578	3,584	13,534
Total current liabilities	100,194	621,656	263,968
Non-current liabilities (including non-current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB nil and RMB 2,828 (US$ 456) as of December 31, 2013 and 2014, respectively) (note 1)
Deferred revenue	183	1,134	2,866
Deferred tax liability	10,636	65,991	39,206
Other non-current liabilities	4,759	29,525	9,485
Total noncurrent liabilities	15,578	96,650	51,557
Total liabilities	115,772	718,306	315,525
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			441,941
Shareholders' equity
Ordinary shares			150
Additional paid-in capital	332,007	2,059,983	63,919
Accumulated other comprehensive income	544	3,373	13,239
Retained earnings	23,009	142,760	74,819
Total Cheetah Mobile Inc. shareholders' equity	355,596	2,206,338	152,127
Noncontrolling interests	12,335	76,531
Total equity	367,931	2,282,869	152,127
Total liabilities, mezzanine equity and shareholders' equity	$ 483,703	3,001,175	909,593